CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Net sales
Total	$ 2,067,718	$ 1,821,019	$ 1,568,323
Cost of sales
Total	1,550,194	1,360,037	1,174,769
Gross profit	517,524	460,982	393,554
Selling, general, and administrative	333,520	297,117	271,263
Depreciation and amortization	13,709	14,646	13,951
Interest and financing costs	4,133	1,903	2,005
Operating expenses	351,362	313,666	287,219
Operating income	166,162	147,316	106,335
Other income (expense), net	(3,188)	(432)	571
Earnings before tax	162,974	146,884	106,906
Provision for income taxes	43,618	41,284	32,509
Net earnings	$ 119,356	$ 105,600	$ 74,397
Net earnings per common share-basic (in dollars per share)	$ 4.49	$ 3.96	$ 2.79
Net earnings per common share-diluted (in dollars per share)	$ 4.48	$ 3.93	$ 2.77
Weighted average common shares outstanding-basic (in shares)	26,569	26,638	26,674
Weighted average common shares outstanding-diluted (in shares)	26,654	26,866	26,834
Product [Member]
Net sales
Total	$ 1,803,275	$ 1,580,394	$ 1,366,158
Cost of sales
Total	1,379,500	1,210,943	1,049,677
Services [Member]
Net sales
Total	264,443	240,625	202,165
Cost of sales
Total	$ 170,694	$ 149,094	$ 125,092